Stock compensation expense - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense	$ 3.7	$ 0.3	$ 6.0	$ 0.6	$ 2.5	$ 0.9	$ 0.1
Total fair value of options vested					$ 1.5	$ 0.3	$ 0.1
Weighted-average grant date fair value of stock options (in dollars per share)					$ 8.42	$ 1.14	$ 0.07
Stock-based compensation expense yet to be recognized related to stock options					$ 13.5
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period			10 years		10 years
Weighted-average recognition period of unrecognized stock-based compensation expense					2 years 6 months 14 days
Stock Option | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			7 months		7 months
Stock Option | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			60 months		60 months
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average recognition period of unrecognized stock-based compensation expense					2 years 7 months 2 days
Fair value of award vested					$ 0.4	$ 0.1	$ 0.0
Stock-based compensation expense yet to be recognized related to award					$ 0.8